Mineral Properties and Deferred Exploration (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Balance	$ 30,997	$ 23,859	$ 38,311
Camp, field supplies and travel	356	368	146
License fees and exploration and field overhead	2,809	863	660
Geological consulting and field wages	3,150	729	56
Trenching and drilling	605	2,663	1,390
Balance before Write-offs			2,252
Write-offs			(16,705)
Mine design	1,321	597
Change in estimate of asset retirement obligation	(133)	2,048
Gold sales	(2,524)	(368)
Payments to STAMICO as per Joint Venture agreement	1,050	239
Mining and processing costs	987
Balance	38,618	30,997	23,859
Kigosi Project [member]
IfrsStatementLineItems [Line Items]
Camp, field supplies and travel
License fees and exploration and field overhead			8
Geological consulting and field wages
Trenching and drilling
Balance before Write-offs			8
Write-offs		(14,100)	(9,596)
Mine design
Change in estimate of asset retirement obligation
Gold sales
Payments to STAMICO as per Joint Venture agreement
Mining and processing costs
Itelemia Project [member]
IfrsStatementLineItems [Line Items]
Camp, field supplies and travel
License fees and exploration and field overhead
Geological consulting and field wages
Trenching and drilling
Balance before Write-offs
Write-offs			(4,553)
Mine design
Change in estimate of asset retirement obligation
Gold sales
Payments to STAMICO as per Joint Venture agreement
Mining and processing costs
Luhala Project [member]
IfrsStatementLineItems [Line Items]
Camp, field supplies and travel
License fees and exploration and field overhead			2
Geological consulting and field wages
Trenching and drilling
Balance before Write-offs			2
Write-offs		(2,600)	(2,556)
Mine design
Change in estimate of asset retirement obligation
Gold sales
Payments to STAMICO as per Joint Venture agreement
Mining and processing costs
Buckreef Gold Project [member]
IfrsStatementLineItems [Line Items]
Balance	30,997	23,859	21,617
Camp, field supplies and travel	356	368	146
License fees and exploration and field overhead	2,809	863	650
Geological consulting and field wages	3,150	729	56
Trenching and drilling	605	2,663	1,390
Balance before Write-offs			2,242
Write-offs
Mine design	1,321	597
Change in estimate of asset retirement obligation	(133)	2,048
Gold sales	(2,524)	(368)
Payments to STAMICO as per Joint Venture agreement	1,050	239
Mining and processing costs	987
Balance	38,618	30,997	23,859
Kigosi Project [member]
IfrsStatementLineItems [Line Items]
Balance			9,588
Balance
Itelemia Project [member]
IfrsStatementLineItems [Line Items]
Balance			4,553
Balance
Luhala Project [member]
IfrsStatementLineItems [Line Items]
Balance			2,554
Balance